10. COMMON STOCK (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Number of options
Beginning Balance	13,779,000	14,400,500
Granted	0	2,815,000
Expired	(80,000)	(2,811,500)
Forfeited	0	(625,000)
Ending Balance	13,699,000	13,779,000
Weighted Average Exercise Price
Beginning Balance	$ 0.85	$ 1.22
Granted	$ 0	$ 0.21
Expired	$ 0.46	$ 1.99
Forfeited	$ 0	$ 1.43
Ending Balance	$ 0.85	$ 0.85